Fair Value Measurements (Estimated Fair Values and Related Carrying or Notional Amounts of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Inputs, Level 1 [Member]
Financial assets:
Cash and cash equivalents	$ 2,752
Securities available for sale
Securities held to maturity
Loans held for sale
Loans receivable - net
Federal Home Loan Bank stock
Accrued interest receivable
Financial liabilities:
Customer deposits
Federal Home Loan Bank advances
REPO sweep accounts
Accrued interest payable
Fair Value, Inputs, Level 2 [Member]
Financial assets:
Cash and cash equivalents
Securities available for sale	50,764
Securities held to maturity	2,570
Loans held for sale
Loans receivable - net
Federal Home Loan Bank stock	3,266
Accrued interest receivable	970
Financial liabilities:
Customer deposits	159,335
Federal Home Loan Bank advances	26,493
REPO sweep accounts	3,183
Accrued interest payable	100
Fair Value, Inputs, Level 3 [Member]
Financial assets:
Cash and cash equivalents
Securities available for sale
Securities held to maturity
Loans held for sale	84
Loans receivable - net	140,877
Federal Home Loan Bank stock
Accrued interest receivable
Financial liabilities:
Customer deposits
Federal Home Loan Bank advances
REPO sweep accounts
Accrued interest payable
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Financial assets:
Cash and cash equivalents	2,752	2,749
Securities available for sale	50,764	53,049
Securities held to maturity	2,345	2,435
Loans held for sale	79
Loans receivable - net	138,912	140,884
Federal Home Loan Bank stock	3,266	3,266
Accrued interest receivable	970	1,149
Financial liabilities:
Customer deposits	158,350	150,649
Federal Home Loan Bank advances	26,358	34,500
REPO sweep accounts	3,183	5,592
Accrued interest payable	100	148
Estimate of Fair Value, Fair Value Disclosure [Member]
Financial assets:
Cash and cash equivalents	2,752	2,749
Securities available for sale	50,764	53,049
Securities held to maturity	2,570	2,665
Loans held for sale	84
Loans receivable - net	140,877	146,018
Federal Home Loan Bank stock	3,266	3,266
Accrued interest receivable	970	1,149
Financial liabilities:
Customer deposits	159,335	151,693
Federal Home Loan Bank advances	26,493	34,827
REPO sweep accounts	3,183	5,592
Accrued interest payable	$ 100	$ 148